Income Taxes - Classification of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current deferred tax asset	$ 0	$ 0
Non-current deferred tax liabilities	685	877
Net deferred tax liabilities	$ 685	$ 877	$ 1,402